SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of operating segments
The table below summarizes our segment revenue by type of revenue for the year ended December 31, 2019:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenue	104	612	8	—	724
Total revenue	$28,822	$4,559	$9,651	$—	$43,032

	Year Ended December 31, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$28,822	$4,559	$9,651	$—	$43,032
Direct operating costs	(27,995)	(3,231)	(7,092)	(9)	(38,327)
General and administrative expenses	(314)	(133)	(299)	(86)	(832)
Equity accounted Company EBITDA (1)	38	109	94	—	241
Company EBITDA attributable to others (2)	(330)	(836)	(1,735)	—	(2,901)
Company EBITDA (3)	221	468	619	(95)	1,213
Realized disposition gain (loss), net	528	(1)	200	(1)	726
Other income (expense), net (4)	—	(27)	2	—	(25)
Interest income (expense), net	(189)	(381)	(741)	37	(1,274)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (1)	(7)	(15)	(20)	—	(42)
Current income taxes	(91)	(4)	(251)	22	(324)
Company FFO attributable to others (net of Company EBITDA attributable to others) (2)	(30)	274	584	—	828
Company FFO (3)	432	314	393	(37)	1,102
Depreciation and amortization expense (5)					(1,804)
Impairment expense, net					(609)
Other income (expense), net (4)					(375)
Deferred income taxes					132
Non-cash items attributable to equity accounted investments (1)					(85)
Non-cash items attributable to others (2)					1,727
Net income (loss) attributable to unitholders (3)					$88
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(1)	The sum of these amounts equates to equity accounted income of $114 million as per the consolidated statements of operating results.

(2)	The sum of these amounts equates to net income attributable to others of $346 million as per the consolidated statements of operating results.

(3)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.

(4)	The sum of these amounts equates to the other expense, net of $400 million as per the consolidated statements of operating results.

(5)
For the year ended December 31, 2019, depreciation and amortization by segment is as follows: infrastructure services $686 million, business services $305 million, industrials $813 million, and corporate and other $nil.

	Year Ended December 31, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$30,847	$2,418	$3,896	$7	$37,168
Direct operating costs	(30,351)	(1,715)	(2,060)	(8)	(34,134)
General and administrative expenses	(278)	(65)	(231)	(69)	(643)
Equity accounted Company EBITDA (1)	34	120	42	—	196
Company EBITDA attributable to others (2)	(124)	(463)	(1,157)	—	(1,744)
Company EBITDA (3)	128	295	490	(70)	843
Realized disposition gain (loss), net (5)	55	—	195	—	250
Other income (expense), net	—	(15)	(3)	—	(18)
Interest income (expense), net	(66)	(176)	(263)	7	(498)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (1)	(3)	(41)	(10)	—	(54)
Current income taxes	(44)	(10)	(132)	—	(186)
Company FFO attributable to others (net of Company EBITDA attributable to others) (2)	61	142	193	—	396
Company FFO (3)	131	195	470	(63)	733
Depreciation and amortization expense (4)					(748)
Gain on acquisition / disposition (5)					250
Impairment expense, net					(218)
Other income (expense), net					(118)
Deferred income taxes					88
Non-cash items attributable to equity accounted investments (1)					(132)
Non-cash items attributable to others (2)					567
Net income (loss) attributable to unitholders (3)					422
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(1)	The sum of these amounts equates to equity accounted income of $10 million as per the consolidated statements of operating results.

(2)	The sum of these amounts equates to net income attributable to others of $781 million as per the consolidated statements of operating results.

(3)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.

(4)
For the year ended December 31, 2018, depreciation and amortization by segment is as follows; infrastructure services $309 million, business services $135 million, industrials $304 million, corporate and other $nil.

(5)	The sum of these amounts equates to the gain on acquisitions/dispositions, net of $500 million as per the consolidated statements of operating results.

	Year Ended December 31, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$20,874	$3	$1,939	$7	$22,823
Direct operating costs	(20,448)	—	(1,425)	(3)	(21,876)
General and administrative expenses	(182)	—	(113)	(45)	(340)
Equity accounted Company EBITDA (1)	28	31	49	—	108
Company EBITDA attributable to others (2)	(169)	—	(306)	—	(475)
Company EBITDA (3)	103	34	144	(41)	240
Realized disposition gain/(loss), net (5)	19	—	225	—	244
Interest income (expense), net	(47)	—	(154)	(1)	(202)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (1)	—	(13)	(4)	—	(17)
Current income taxes	(16)	—	(32)	18	(30)
Company FFO attributable to others (net of Company EBITDA attributable to others) (2)	33	—	(16)	—	17
Company FFO (3)	92	21	163	(24)	252
Depreciation and amortization expense (4)					(371)
Realized disposition gains recorded in fair value changes or prior periods (5)					23
Impairment expense, net					(39)
Other income (expense), net					(108)
Deferred income taxes					22
Non-cash items attributable to equity accounted investments (1)					(22)
Non-cash items attributable to others (2)					267
Net income (loss) attributable to parent (3)					$24
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(1)	The sum of these amounts equates to equity accounted income of $69 million as per the consolidated statements of operating results.

(2)	The sum of these amounts equates to net income attributable to others of $191 million as per the consolidated statements of operating results.

(3)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.

(4)
For the year ended December 31, 2017, depreciation and amortization by segment is as follows: infrastructure services $nil, business services $99 million, industrials $272 million, and corporate and other $nil.

(5)	The sum of these amounts equates to the gain on acquisitions/dispositions, net of $267 million as per the consolidated statements of operating results.
The following is an analysis of the partnership's assets by reportable operating segment as at December 31, 2019 and 2018:

	As at December 31, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$18,132	$10,619	$22,742	$258	$51,751

	As at December 31, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$7,613	$11,640	$7,650	$415	$27,318

Disclosure of revenues and non-current assets by geographical areas
Revenues from external customers

(US$ MILLIONS)	2019	2018	2017
United Kingdom	$20,202	$21,983	$13,637
United States of America	5,218	1,772	655
Europe	5,145	2,909	411
Australia	4,059	2,961	2,884
Canada	3,860	4,691	3,273
Other	2,050	969	711
Brazil	1,800	1,736	1,252
Mexico	698	147	—
Total revenues	$43,032	$37,168	$22,823

The table below summarizes our segment revenue by geography for the year ended December 31, 2019:

Geography
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
United Kingdom	$19,697	$377	$128	$—	$20,202
United States of America	324	1,609	3,285	—	5,218
Europe	687	1,569	2,889	—	5,145
Australia	4,042	17	—	—	4,059
Canada	2,990	117	753	—	3,860
Other	626	618	806	—	2,050
Brazil	456	247	1,097	—	1,800
Mexico	—	5	693	—	698
Total	$28,822	$4,559	$9,651	$—	$43,032
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(1)
Geography of the other non IFRS 15 revenue is as follows: United Kingdom $46 million, Canada $103 million, Australia $3 million, Brazil $201 million, United States of America $7 million, Europe $330 million and Other $34 million.

Non-current assets (1)

(US$ MILLIONS)	2019	2018
United Kingdom	$2,182	$2,032
United States of America	8,214	3,823
Europe	7,141	3,765
Australia	5,110	746
Canada	6,610	2,403
Other	2,588	416
Brazil	4,582	4,205
Mexico	2,529	147
Total non-current assets	$38,956	$17,537
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(1)	Non-current assets are comprised of property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.